ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Employees and payroll accruals	$ 304	$ 579
Institutions and income tax payable	130	119
Accrued expenses	1,950	1,573
Related parties	10	12
Total	$ 2,394	$ 2,283